Trade and Other Receivables - Gross and net amounts (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 1,509,513,355	$ 688,185,127
Trade receivables, Current	1,372,573,201	628,681,800
Accounts receivable from finance leases, Current	20,775,688	8,365,583
Other receivables, Current	116,164,466	51,137,744
Trade and other receivables, Non-current	691,147,645	515,786,340
Trade receivables, Non-current	518,816,944	442,871,507
Accounts receivable from finance leases, Non-current	168,923,002	69,873,385
Other receivables, Non-current	3,407,699	3,041,448
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	1,586,535,818	767,900,561
Trade receivables, Current	1,437,903,199	694,597,739
Accounts receivable from finance leases, Current	21,037,785	10,735,484
Other receivables, Current	127,594,834	62,567,338
Trade and other receivables, Non-current	703,330,626	515,856,801
Trade receivables, Non-current	529,584,066	442,941,968
Accounts receivable from finance leases, Non-current	170,338,861	69,873,385
Other receivables, Non-current	$ 3,407,699	3,041,448
Accumulated impairment [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables, Non-current		$ 70,461